UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2004
                                               ---------------------

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings
                                        entries.
Institutional Investment Manager Filing this Report:

Name:      Bonness Enterprises, Inc.
         --------------------------------------------------
Address:   3148 Dumbarton Street, N.W.
         --------------------------------------------------
           Washington, D.C.   20007
         --------------------------------------------------

         --------------------------------------------------

Form 13F File Number:    028-05225
                             -----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lorraine Gallard
         --------------------------------------------------

Title:     President
         --------------------------------------------------

Phone:     202 337-2070
         --------------------------------------------------

Signature, Place, and Date of Signing:

/s/  Lorraine Gallard          Washington, D.C.            January 13, 2005
---------------------     -------------------------        ----------------
     [Signature]                [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number             Name

      28-
         -------------                 -------------------------------
      [Repeat as necessary.]


                            Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           None
                                           ------------

Form 13F Information Table Entry Total:      61
                                           ------------

Form 13F Information Table Value Total:      $106,393
                                           ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No.        Form 13F File Number        Name

                 28-
      ----          ------------             -------------------------

      [Repeat as necessary.]


                                                                  FORM 13F INFORMATION TABLE

                                 TITLE OF               VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            CLASS       CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
------------------------------ ------------ --------- ---------- -------- ---  ----  ------- ---------- -------- -------- --------

Abbott Laboratories              COM        002824100     578     12400   SH         SOLE                  12000             400
                                                          373      8000   SH         OTHER                                  8000
Alcatel                          COM                      318     20372   SH         SOLE                  13926            6446
American International Group     COM        026874107    3461     52700   SH         SOLE                  40400           12300
                                                          131      2000   SH         OTHER                                  2000
BP Amoco PLC                     COM        055622104      96      1651   SH         SOLE                   1586              65
                                                          312      5348   SH         OTHER                                  5348
Bank of New York                 COM        064057102     755     22600   SH         SOLE                  22200             400
Berkshire Hathaway Inc. Class    COM        084670207     123        42   SH         SOLE                     42
                                                          123        42   SH         OTHER                                    42
Bristol Myers Co.                COM        110122108     418     16306   SH         SOLE                   7600            8706
                                                           51      2000   SH         OTHER                                  2000
Cabot Microelectronics           COM        12709P103    1943     48500   SH         SOLE                  35500           13000
                                                           24       600   SH         OTHER                                   600
Cisco Systems                    COM        17275R102    4497    232780   SH         SOLE                 192800           39980
Citigroup, Inc.                  COM        172967101    1446     30011   SH         SOLE                  30011
Exxon Mobil                      COM        30231G102     985     19212   SH         SOLE                   8740           10472
                                                          620     12096   SH         OTHER                                 12096
Freescale Semiconductor Inc. N   COM        35687m107     279     15198   SH         SOLE                  11592            3606
General Electric Co.             COM        369604103    2833     77617   SH         SOLE                  63022           14595
                                                          720     19728   SH         OTHER                                 19728
Hewlett Packard                  COM        428236103     566     27000   SH         SOLE                  16400           10600
IBM                              COM        459200101     434      4404   SH         SOLE                    652            3752
                                                          105      1064   SH         OTHER                                  1064
ING Groep NV                     COM        456837103    2928     96800   SH         SOLE                  75700           21100
Intel Corp.                      COM        458140100    3352    143300   SH         SOLE                 109500           33800
                                                          115      4900   SH         OTHER                                  4900
Interpublic Group Cos.           COM        460690100    1848    137940   SH         SOLE                 110840           27100
                                                          107      8000   SH         OTHER                                  8000
JP Morgan Chase                  COM        46625H100    1732     44400   SH         SOLE                  31500           12900
Johnson & Johnson                COM        478160104    4959     78192   SH         SOLE                  58800           19392
KLA Tencor Corp.                 COM        482480100     517     11100   SH         SOLE                   6200            4900
Koninklijke Philips Elec         COM        500472303    1657     62533   SH         SOLE                  46820           15713
                                                           40      1500   SH         OTHER                                  1500
Marsh & McLennan Companies Inc   COM        571748102    3017     91694   SH         OTHER                                 91694
Medimmune, Inc.                  COM        584699102    1941     71600   SH         SOLE                  52900           18700
                                                           30      1100   SH         OTHER                                  1100
Microsoft Corp.                  COM        594918104    3116    116600   SH         SOLE                  99000           17600
                                                          257      9600   SH         OTHER                                  9600
Motorola, Inc.                   COM        620076109    2369    137740   SH         SOLE                 105040           32700
National City Corp.              COM        635405103    4236    112818   SH         SOLE                  82150           30668
                                                          263      7000   SH         OTHER                                  7000
PepsiCo Inc.                     COM        713448108    2057     39400   SH         SOLE                  39400
Plum Creek Timber                COM        729251108    1849     48100   SH         SOLE                  33600           14500
Procter & Gamble Company         COM        742718109     275      5000   SH         SOLE                   4800             200
Progressive Corp.-Ohio           COM        743315103    3768     44413   SH         SOLE                  32013           12400
                                                        22874    269614   SH         OTHER                266114            3500
Royal Dutch Petroleum            COM        780257804    1440     25100   SH         SOLE                  17600            7500
Stryker Corp.                    COM        863667101   11287    233932   SH         SOLE                 190554           43378
                                                          482     10000   SH         OTHER                                 10000
Timken Co.                       COM        887389104    2045     78600   SH         SOLE                  61200           17400
                                                           42      1600   SH         OTHER                                  1600
Unilever PLC                     COM        904767704    2185     55300   SH         SOLE                  40500           14800
                                                          119      3000   SH         OTHER                                  3000
Washington Post 'B'              COM        939640108     983      1000   SH         SOLE                   1000
Wilmington Trust Corp.           COM        971807102     593     16400   SH         SOLE                  16000             400
Wyeth                            COM        983024100     375      8800   SH         SOLE                                   8800
                                                          256      6000   SH         OTHER                                  6000
BBVA Privanza, Cap. B            PFD        05529T206     740     28000   SH         SOLE                  28000
ING Groep NV 6.2% SER            PFD        456837400    1192     47000   SH         SOLE                  32000           15000
                                                          152      6000   SH         OTHER                                  6000